Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary of Significant Investments In Subsidiaries (Parenthetical) (Detail)	12 Months Ended
Oct. 31, 2023
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Scotiabank Colpatria, S.A. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	55.98%
International [member] | Scotiabank Chile S.A. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.79%
International [member] | Grupo Financiero Scotiabank Inverlat, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	97.39%
International [member] | Scotiabank Peru S.A.A. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.31%
International [member] | Scotiabank Colpatria, S.A. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	55.98%
International [member] | Scotiabank Republica Dominicana, S.A. – Banco Multiple [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.80%
International [member] | Scotia Group Jamaica Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	71.78%
International [member] | Scotiabank Trinidad and Tobago Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.90%